Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total segment revenue	$ 19,418	$ 15,995
Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	8,470	6,368
Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	10,948	9,627
Indoor Intelligence
Disaggregation of Revenue [Line Items]
Total segment revenue	14,614	11,046
Saves
Disaggregation of Revenue [Line Items]
Total segment revenue	2,775	2,938
Shoom
Disaggregation of Revenue [Line Items]
Total segment revenue	2,029	2,011
Transferred at point in time
Disaggregation of Revenue [Line Items]
Total segment revenue	5,450	5,807
Transferred at point in time | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	5	4
Transferred at point in time | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	5,445	5,803
Transferred at point in time | Indoor Intelligence
Disaggregation of Revenue [Line Items]
Total segment revenue	4,037	4,371
Transferred at point in time | Indoor Intelligence | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	5	4
Transferred at point in time | Indoor Intelligence | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	4,032	4,367
Transferred at point in time | Saves
Disaggregation of Revenue [Line Items]
Total segment revenue	1,413	1,436
Transferred at point in time | Saves | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	0	0
Transferred at point in time | Saves | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	1,413	1,436
Transferred at point in time | Shoom
Disaggregation of Revenue [Line Items]
Total segment revenue	0	0
Transferred at point in time | Shoom | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	0	0
Transferred at point in time | Shoom | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	0
Transferred over time
Disaggregation of Revenue [Line Items]
Total segment revenue	13,968	10,188
Transferred over time | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	8,465	6,364
Transferred over time | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	5,503	3,824
Transferred over time | Indoor Intelligence
Disaggregation of Revenue [Line Items]
Total segment revenue	10,576	6,676
Transferred over time | Indoor Intelligence | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	8,465	6,364
Transferred over time | Indoor Intelligence | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	2,111	312
Transferred over time | Saves
Disaggregation of Revenue [Line Items]
Total segment revenue	1,362	1,501
Transferred over time | Saves | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	0	0
Transferred over time | Saves | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	1,362	1,501
Transferred over time | Shoom
Disaggregation of Revenue [Line Items]
Total segment revenue	2,030	2,011
Transferred over time | Shoom | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	0	0
Transferred over time | Shoom | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	2,030	2,011
Recurring revenue
Disaggregation of Revenue [Line Items]
Total segment revenue	9,530	7,190
Recurring revenue | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	5,470	3,346
Recurring revenue | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	4,060	3,844
Non-recurring revenue
Disaggregation of Revenue [Line Items]
Total segment revenue	9,888	8,805
Non-recurring revenue | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	3,000	3,022
Non-recurring revenue | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	6,888	5,783
Hardware | Recurring revenue
Disaggregation of Revenue [Line Items]
Total segment revenue	0	3
Hardware | Recurring revenue | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	0	3
Hardware | Recurring revenue | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	0	0
Hardware | Non-recurring revenue
Disaggregation of Revenue [Line Items]
Total segment revenue	3,906	3,830
Hardware | Non-recurring revenue | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	1	36
Hardware | Non-recurring revenue | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	3,905	3,794
Software | Recurring revenue
Disaggregation of Revenue [Line Items]
Total segment revenue	9,530	7,152
Software | Recurring revenue | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	5,470	3,308
Software | Recurring revenue | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	4,060	3,844
Software | Non-recurring revenue
Disaggregation of Revenue [Line Items]
Total segment revenue	1,544	1,974
Software | Non-recurring revenue | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	4	(15)
Software | Non-recurring revenue | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	1,540	1,989
Professional services | Recurring revenue
Disaggregation of Revenue [Line Items]
Total segment revenue	0	35
Professional services | Recurring revenue | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	0	35
Professional services | Recurring revenue | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	0	0
Professional services | Non-recurring revenue
Disaggregation of Revenue [Line Items]
Total segment revenue	4,438	3,001
Professional services | Non-recurring revenue | Discontinued Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	2,995	3,001
Professional services | Non-recurring revenue | Continuing Operations
Disaggregation of Revenue [Line Items]
Total segment revenue	$ 1,443	$ 0